Fair Value of Financial Instruments	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments
Fair Value of Financial Instruments

3. Fair Value of Financial Instruments

The Company follows ASC - Accounting Standards Codification (“ASC 820”), Fair Value Measurement, which has defined the fair value of financial instruments as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements do not include transaction costs.

The accounting guidance also expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are described below:

Level 1 Inputs that are based upon unadjusted quoted prices for identical instruments traded in active markets

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly

Level 3 Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable.

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the period.

The fair value of the contingent consideration obligations was based on a probability weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement is based on significant inputs that were not observable in the market, therefore, the Company classifies this liability as Level 3 in the following table.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets that were accounted for at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurements as of June 30, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$644,500	$-	$-	$644,500
Investment securities	1,844,100	-	-	1,844,100

Total	$2,488,600	$-	$-	$2,488,600

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200

The Company reviews the available-for-sale debt securities (“AFS”) for declines in fair value below the amortized cost basis under the credit loss model of ASC 326. Any decline in fair value related to a credit loss is recognized in the condensed consolidated statements of operations, with the amount of the loss limited to the difference between fair value and amortized cost. As of June 30, 2023 and December 31, 2022, the allowance for credit losses related to available-for sale debt securities was zero.

Investments in marketable securities by security type as of June 30, 2023 and December 31, 2022 consisted of the following:

As of June 30, 2023:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$158,500	$160,500	$2,000
Mutual funds	1,557,100	1,689,500	132,400
Derivative asset - Foreign currency forward contract	-	5,900	5,900
Total	$1,715,600	1,844,100	$128,500

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)

Foreign currency forward contract

On January 9, 2023, the Company entered into a 90 day foreign currency forward contract which settled on April 11, 2023, for a notional amount of $1,082,500. On April 4, 2023, the Company entered into a 90 day foreign currency forward contract for a notional amount of $1,090,300.  The foreign currency forward contract are used to manage the foreign exchange risk associated with a portion of its Euro foreign currency denominated assets and liabilities and other Euro foreign currency transactions. Although the Company believes the hedge position accomplish an economic hedge against the Company’s future purchases and sales, management has chosen not to use hedge accounting, which would match the gain or loss on our hedge positions to the specific expense being hedged. The Company is using fair value accounting for our hedge positions, which means as the current market price of our hedge positions changes, the realized or unrealized gains and losses are immediately recognized in our statement of operations. The immediate recognition of hedging gains and losses can cause net income/loss to be volatile from quarter to quarter due to the timing of the change in value of the derivative instruments.

3. Fair Value of Financial Instruments

The Company follows ASC 820, “Fair Value Measurement”, which has defined the fair value of financial instruments as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements do not include transaction costs.

The accounting guidance also expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are described below:

Level 1 Inputs that are based upon unadjusted quoted prices for identical instruments traded in active markets

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly

Level 3 Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable.

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the period.

The fair value of the contingent consideration obligations was based on a probability weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement was based on significant inputs that were not observable in the market, therefore, the Company classified this liability as Level 3 in the following tables.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets that were accounted for at fair value on a recurring basis as of December 31, 2022 and June 30, 2022 and 2021, respectively, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200

	Fair Value Measurements as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$2,971,100	$-	$-	$2,971,100
Investment securities	5,276,600	1,115,000	-	6,391,600

Total	$8,247,700	$1,115,000	$-	$9,362,700
	Fair Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$9,675,200	$-	$-	$9,675,200
Investment securities	2,920,600	824,000	-	3,744,600

Total	$12,595,800	$824,000	$-	$13,419,800

Liabilities:
Contingent consideration	$-	$-	$160,000	$160,000

Investments in marketable securities by security type as of December 31, 2022, June 30, 2022 and 2021, respectively, consisted of the following:

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt Securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)

As of June 30, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,800	$151,000	$32,200
Mutual funds	5,299,500	5,125,600	(173,900)
Debt Securities	1,114,100	1,115,000	900
Total	$6,532,400	$6,391,600	$(140,800)

As of June 30, 2021:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt Securities	832,700	824,000	(8,700)
Total	$3,687,300	3,744,600	$57,300

The following table sets forth an analysis of changes during the six months ended December 31, 2022 and the years ended June 30, 2022 and 2021, respectively, in Level 3 financial liabilities of the Company’s contingent obligation which require cash payments to the sellers of certain acquired operations based on royalty payments received. There is no contingent consideration obligation as of December 31, 2022. As of June 30, 2022, the contingent consideration obligation was finalized to $117,500, of which $98,800 was paid to the sellers and $18,700 remains unpaid and reclassified into accounts payable.

	As of December 31,	As of June 30,
	2022	2022	2021
Beginning balance	$-	$160,000	$358,000
Decrease in contingent consideration liability	-	(42,500)	(30,000)
Payments	-	(117,500)	(168,000)
Ending balance	$-	$-	$160,000